Unaudited Interim Condensed Consolidated Statement of Financial Position - EUR (€) € in Thousands	Jun. 30, 2020	Dec. 31, 2019
Non-current assets
Intangible assets	€ 677	€ 603
Property, plant and equipment	24,035	25,632
Right of use	9,267	10,009
Other non-current financial assets	1,116	718
Total non-current assets	35,095	36,963
Current assets
Other current financial assets	64	41
Inventories	386	358
Trade and other receivables	2	36
Other current assets	8,127	7,975
Cash and cash equivalents	45,433	73,173
Total current assets	54,012	81,583
TOTAL ASSETS	89,107	118,546
Shareholders' equity
Share capital	1,796	1,794
Premiums related to share capital	108,315	281,688
Reserves	(25,368)	(136,608)
Translation reserve	1,328	1,344
Net loss for the period	(34,962)	(62,659)
Total shareholders' equity	51,109	85,560
Non-current liabilities
Provisions - non-current portion	545	506
Financial liabilities – non-current portion	4,392	1,321
Lease liabilities - non-current portion	10,467	11,278
Total Non-current liabilities	15,404	13,105
Current liabilities
Provisions - current portion		71
Financial liabilities – current portion		99
Lease liabilities - current portion	1,655	1,425
Trade and other payables	16,913	13,775
Other current liabilities	4,026	4,510
Total current liabilities	22,594	19,881
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	€ 89,107	€ 118,546